PROSPECTUS SUPPLEMENT
UNION SECURITY INSURANCE COMPANY
Union Security Insurance Company Variable Account C

Supplement dated October 2, 2026,
to
Prospectuses dated May 1, 2026,
for
Wall Street Series VULTM and Wall Street Series VUL220TM Policies

This supplement updates and amends certain information contained in the current prospectus and summary prospectus, as applicable, for your variable universal life insurance Policy, as well as any subsequent supplements thereto. You should read this supplement carefully and retain it for future reference.

Effective immediately, all references in the prospectus, updating summary prospectus, and any supplements thereto to the mailing address for Union Security Insurance Company are revised as follows:

Policy Owner Services
P.O. Box 4359
Clinton, IA 52733-4359

To obtain a copy of the current prospectus or updating summary prospectus, please visit
www.policyowner-services.com/productperformance or call 800-231-5453.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS

PRODUCTSUP261
USIC-101, USIC-104